Employee and Director Benefit Programs (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee and Director Benefit Programs
Matching of employee contributions, percentage	4.00%	4.00%
Defined benefit plan, contributions by employer	$ 834,000	$ 783,000
Expenses incurred for benefits relating to the postretirement benefit plan	432,000	617,000
Postretirement benefits paid	$ 341,000	$ 465,000